                               ING PARTNERS, INC.
               ING Legg Mason Partners Aggressive Growth Portfolio ING Legg Mason Partners Large Cap Growth Portfolio
             (each a "Portfolio" and collectively the "Portfolios")

                        Supplement dated December 1, 2006
    to the Adviser Class Prospectus, and Initial and Service Class Prospectus
            (each a "Prospectus" and collectively the "Prospectuses")
                            each dated April 28, 2006

On November 9, 2006 the Board of Directors of ING Partners, Inc. approved the transfer of sub-advisory responsibilities ("Transfer"), effective December 1, 2006, from Salomon Brothers Asset Management Inc ("SaBAM") a wholly-owned subsidiary of Legg Mason, Inc., to ClearBridge Advisors, LLC ("ClearBridge"), also a wholly-owned subsidiary of Legg Mason, Inc.

Effective December 1, 2006 ClearBridge began managing the Portfolios pursuant to an assumption agreement. As a result of the Transfer under the assumption agreement between ClearBridge and SaBAM, there is no change in the level of services provided to the Portfolios, the sub-advisory fee rate payable by ING Life Insurance and Annuity Company, the Portfolios' investment adviser, to ClearBridge is identical to the sub-advisory fee rate payable to SaBAM and the portfolio managers previously employed by SaBAM will continue to provide the day-to-day management of the Portfolios as employees of ClearBridge.

In conjunction with the sub-adviser change, effective December 1, 2006, all references to "Salomon Brothers Asset Management Inc," or "SaBAM" in the Prospectuses are hereby deleted and replaced with "ClearBridge Advisors, LLC" and "ClearBridge," respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING PARTNERS, INC.
               ING Legg Mason Partners Aggressive Growth Portfolio ING Legg Mason Partners Large Cap Growth Portfolio
             (each a "Portfolio" and collectively the "Portfolios")

                        Supplement dated December 1, 2006
                    to the Adviser Class, Initial Class, and
            Service Class Statement of Additional Information ("SAI")
                              dated April 28, 2006

On November 9, 2006 the Board of Directors of ING Partners, Inc. approved the transfer of sub-advisory responsibilities ("Transfer"), effective December 1, 2006, from Salomon Brothers Asset Management Inc ("SaBAM") a wholly-owned subsidiary of Legg Mason, Inc., to ClearBridge Advisors, LLC ("ClearBridge"), also a wholly-owned subsidiary of Legg Mason, Inc.

Effective December 1, 2006 ClearBridge began managing the Portfolios pursuant to an assumption agreement. As a result of the Transfer under the assumption agreement between ClearBridge and SaBAM, there is no change in the level of services provided to the Portfolios, the sub-advisory fee rate payable by ING Life Insurance and Annuity Company, the Portfolios' investment adviser, to ClearBridge is identical to the sub-advisory fee rate payable to SaBAM and the portfolio managers previously employed by SaBAM will continue to provide the day-to-day management of the Portfolios as employees of ClearBridge.

In conjunction with the sub-adviser change, effective December 1, 2006, all references to "Salomon Brothers Asset Management Inc," or "SaBAM" in the SAI are hereby deleted and replaced with "ClearBridge Advisors, LLC" and "ClearBridge," respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE